FAIR VALUE MEASUREMENTS - Fair value of the level 3 financial liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Change in fair value of Bridge Note - Bifurcated Derivative		$ 86,307
PIPE Forward Contract
FAIR VALUE MEASUREMENTS
Change in fair value of Bridge Note - Bifurcated Derivative	$ 170,666
Fair value, Initial measurement at the ending	170,666	170,666
Bridge Loan
FAIR VALUE MEASUREMENTS
Fair value, Initial measurement at the beginning	278,404
Change in fair value of Bridge Note - Bifurcated Derivative	86,307
Fair value, Initial measurement at the ending	$ 364,711	$ 364,711